Current Liabilites - Lease Liabilities - Summary of Lease Amounts Recognized in Profit or Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	$ 84,225	$ 84,226	$ 66,465
Lease finance costs	5,660	5,321	5,920
Expense relating to leases of low value assets		2,101	7,376
Lease liability amounts recognized in profit and loss	$ 89,885	$ 91,648	$ 79,761